Revenue	12 Months Ended
Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
25.
Revenue

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Sale of power	70,530	76,624	81,606	955
Transmission line projects	7,557	4,347	1,913	22
Sale of goods	—	—	13,194	154
Others	136	348	350	4
Total	78,223	81,319	97,063	1,136

The above revenue includes (a) revenue from contract with customers of INR 96,134 (March 31, 2024: INR 81,097, March 31, 2023: INR 78,223) and (b) operating lease income of INR 929 (March 31, 2024: INR 222 and March 31, 2023: INR Nil) which is a part of transmission line project.

The Group recognised impairment losses on receivables arising from contracts with customers, included under other expenses in the consolidated statement of profit or loss, amounting to INR Nil (March 31, 2024: INR 1,001, March 31, 2023: INR 163).

a)
The location for all of the revenue from contracts with customers is India.
b)
The timing for all of the revenue from contracts with customers with respect to sale of power is over time and with respect to sale of goods is at point of time.
c)
The Group has certain power purchase agreements entered with customers which contains provision for claiming cost over-runs due to change in law clause, subject to approval by appropriate authority. During the year ended March 31, 2025, on receipt of approval of cost over-run of INR 102 (March 31, 2024: INR Nil, March 31, 2023: INR 641), the Group has included the same as part of transaction price. Pending approval of cost over-runs of INR 3,477 (March 31, 2024 and 2023: INR 3,578) till the reporting period end, the Group has not included these over-runs as part of transaction price applying guidance on constraining estimates of variable consideration. Out of cost over-runs approved till the reporting period end, the Group during the year ended March 31, 2025 has recognised revenue of INR 99 (March 31, 2024: INR 110; March 31, 2023: INR 321).
d)
Transaction price - remaining performance obligations

The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognised as at the end of the reporting period and an explanation as to when the Group expects to recognise these amounts in revenue. Applying the practical expedient as given in IFRS 15, the Group has not disclosed the remaining performance obligation related disclosures for contracts as the revenue recognised corresponds directly with the value to the customer of the entity’s performance completed to date, except to the extent stated in Note 53. The cost over-runs which are pending approval of customers have been excluded for this disclosure because these were not included in the transaction price. These cost over-runs were excluded from the transaction price in accordance with the guidance on constraining estimates of variable consideration.

e)
Contract balances

	As at April 1,	As at March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Trade receivables (refer Note 9)	30,687	21,856	24,268	284
Contract assets (refer Note 52)	7,711	1,716	2,832	33
Contract liabilities (refer Note 21)	-	-	1,240	15